CREDIT FACILITY AND OTHER LOANS (Details Narrative)			1 Months Ended				2 Months Ended		3 Months Ended	12 Months Ended
	Jul. 31, 2024 USD ($)	Oct. 05, 2022 USD ($) Integer	Dec. 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Feb. 28, 2025 USD ($)	Jul. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($) Integer
Short-Term Debt [Line Items]
Repayments of lines of credit											$ 1,000,000
Closing financing costs			$ 0					$ 68,000		0	68,000
Amortization of debt discount										283,000	301,000
Interest expense										641,000	4,200,000
Borrowings to facilitate delivery and sale of jets										55,861,000
Debt instrument, face amount											4,000,000
Stock issued for services shares | shares								639,720
Stock issued for services value								$ 1,475,000
Loss on extinguishment of debt											2,804,000
Ogar Jets [Member]
Short-Term Debt [Line Items]
Borrowings to facilitate delivery and sale of jets						$ 17,900,000			$ 19,600,000
Repayments of borrowing to facility delivery and sale of jets						19,700,000	$ 17,900,000
Ogar Jets [Member] | Fourth G 280 Agreement [Member]
Short-Term Debt [Line Items]
Borrowings to facilitate delivery and sale of jets						18,400,000
Repayments of borrowing to facility delivery and sale of jets			$ 18,400,000
Separate Vendor [Member]
Short-Term Debt [Line Items]
Stock issued for services value								725,000
Gulfstream G280 [Member]
Short-Term Debt [Line Items]
Purchase obligation, number of aircrafts | Integer												4
Purchase obligation												$ 79,000,000.0
SAC Leasing G280 LLC Credit Facility [Member] | Line of Credit [Member]
Short-Term Debt [Line Items]
Line of credit facility, maximum borrowing capacity		$ 40,500,000
Purchase obligation, number of aircrafts | Integer		4
Proceeds from lines of credit											9,000,000.0
Decrease in line of credit										28,000,000.0
Repayments of lines of credit				$ 8,500,000	$ 9,000,000.0	10,500,000
Amortization of debt discount										247,000	197,000
SAC Leasing G280 LLC Credit Facility [Member] | Line of Credit [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Maturity period		35 months
Gulfstream G280 [Member] | Line of Credit [Member]
Short-Term Debt [Line Items]
Purchase obligation								$ 48,000,000.0			48,000,000.0	$ 79,000,000.0
Term Loan [Member] | Secured Debt [Member]
Short-Term Debt [Line Items]
Closing financing costs	$ 200,000
Debt instrument, face amount	4,000,000.0
Debt instrument, face amount	$ 3,900,000
Interest rate	165.00%
Amortization of closing financing costs										36,000	164,000
Interest expense, debt										$ 107,000	$ 1,700,000
Repayments of short-term debt						1,100,000
Interest payments						$ 107,000